Business Combinations - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 4,162			$ 4,162		$ 4,162	$ 0
Share-based payment arrangement, expense	628		$ 737	855	$ 902
Zenith [Member]
Business Acquisition [Line Items]
Cash consideration				6,909		6,909	6,909
Promissory note consideration				974		974	974
Stock consideration				813		813	813
Business combination, consideration transferred				9,854		9,854	9,854
Settlement of preexisting relationships				1,158		1,158	1,158
Goodwill	4,162			$ 4,162		$ 4,162	$ 4,162
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				844		844
Share-based compensation arrangement by share-based payment award, award vesting period				3 years		3 years
Business combination, liabilities arising from contingencies, amount recognized	3,353			$ 3,353		$ 3,353
Share-based payment arrangement, expense	$ 202		202	$ 402	298	707
Business combination, acquisition related costs		$ 21	0			21
Business acquisition, pro forma revenue			1,186		1,558	2,259
Business acquisition, pro forma net income (loss)			$ (126)		$ (345)	$ 420